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                           DRESDNER RCM GLOBAL FUNDS
                       SUPPLEMENT DATED AUGUST 24, 2000
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "DIRECTORS AND OFFICERS" ON PAGES 36 AND 37 OF THE STATEMENT OF ADDITIONAL INFORMATION.

Messrs. Brown, Kessler, Perbix and Saliba have resigned from the Board of the Investment Company. Messrs. Coburn, Birnbaum and Fiore continue to serve as Directors of the Investment Company. Please refer to pages 36 and 37 of the SAI for their biographical information.